Income taxes (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Income taxes
Provision for income taxes	$ 40,425	$ 15,244	$ 0	$ 87,882
Uncertain tax positions	$ 0		$ 0	$ 0